UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

March 31, 2007

Shares	Description	Coupon	Ratings (1)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 66.1%

	Airlines – 2.5%

5,000	AMR Corporation	7.875%	Caa2	$123,300
	Capital Markets – 2.5%

5,000	Morgan Stanley Capital Trust VII	6.600%	A1	126,550
	Commercial Banks – 23.7%

5,000	BAC Capital Trust V	6.000%	Aa3	123,750

4,000	Banco Santander, 144A	6.500%	A	101,875

5,000	Citizens Funding Trust I	7.500%	Baa1	129,532

5,000	Keycorp Capital Trust IX	6.750%	A3	126,563

5,000	National City Capital Trust II	6.625%	A2	125,625

5,000	Santander Finance, SA, 144A	5.868%	A2	123,594

4,000	USB Capital Trust XI	6.600%	Aa3	101,760

9,000	Wachovia Trust IV	6.375%	A1	225,282

5,000	Zions Capital Trust B	8.000%	A3	127,250
	Total Commercial Banks			1,185,231

	Diversified Financial Services – 15.6%

4,800	Citigroup Capital XV	6.500%	Aa2	121,500

5,600	Deutsche Bank Capital Funding Trust VIII	6.375%	A	145,950

5,000	General Electric Capital Corporation	6.050%	AAA	126,250

5,000	GMAC LLC	7.375%	BB+	119,400

5,000	JPMorgan Chase Capital Trust XVI	6.350%	Aa3	126,650

5,500	Merrill Lynch Capital Trust I	6.450%	A1	138,779
	Total Diversified Financial Services			778,529

	Diversified Telecommunication Services – 2.5%

5,000	AT&T Inc.	6.375%	A	125,938
	Electric Utilities – 7.6%

5,000	FPL Group Capital Inc.	6.600%	A3	128,500

4,500	Georgia Power Company	5.900%	A	110,520

6,000	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	141,960
	Total Electric Utilities			380,980

	Household Durables – 1.9%

4,000	M-I Homes	9.750%	B	97,250
	Insurance – 5.3%

5,000	Aspen Insurance Holdings Limited	7.401%	BBB–	128,750

5,000	UnumProvident Financing Trust I (CORTS)	8.500%	BBB	133,800
	Total Insurance			262,550

	Real Estate Investment Trust – 2.0%

4,000	Public Storage, Inc., Series M	6.625%	BBB+	99,250
	Thrifts & Mortgage Finance – 2.5%

5,000	Countrywide Capital Trust V	7.000%	BBB+	122,500
	Total $25 Par (or similar) Preferred Securities (cost $3,311,083)			3,302,078

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Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	CORPORATE BONDS – 7.9%

	Insurance – 7.9%

$200	Liberty Mutual Group, 144A	7.800%	3/15/37	BB+	$195,547

200	Travelers Companies, Inc.	6.250%	3/15/67	Baa1	197,880
400	Total Insurance				393,427
$400	Total Corporate Bonds (cost $399,080)				393,427

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	CAPITAL PREFERRED SECURITIES – 26.4%

	Commercial Banks – 4.0%

$200	BBVA International Preferred SA, Unipersonal, 144A (WI/DD, SETTLING 4/18/2007)	5.919%	10/18/49	A1	$198,174
	Electric Utilities – 4.3%

200	Dominion Resources Inc.	7.500%	6/30/66	Baa3	215,499
	Insurance – 7.8%

200	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	Aa3	196,173

200	XL Capital, Limited	6.500%	10/15/57	BBB	194,333
400	Total Insurance				390,506
	Road & Rail – 3.7%

200	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	186,404
	Thrifts & Mortgage Finance – 6.6%

5	Sovereign Capital Trust V	7.750%	5/22/36	Baa2	132,250

200	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	6/15/56	Baa1	197,455
205	Total Thrifts & Mortgage Finance				329,705
$1,205	Total Capital Preferred Securities (cost $1,348,512)				1,320,288
	Total Investments (cost $5,058,675) – 100.4%				5,015,793

	Other Assets Less Liabilities – (0.4)%				(20,474)

	Net Assets – 100%				$4,995,319

Futures Contracts outstanding at March 31, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
U.S. 30-Year Treasury Bond	Short	(4)	6/07	$(445,000)	$(12)

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $5,057,357.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$16,171
Depreciation	(57,735)
Net unrealized appreciation (depreciation) of investments	$(41,564)

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2007